Document and Entity Information - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Mar. 09, 2016	Jun. 30, 2015
Document And Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2015
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY
Trading Symbol	SNBC
Entity Registrant Name	SUN BANCORP INC /NJ/
Entity Central Index Key	0001017793
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding		18,748,416
Entity Public Float			$ 198.3